Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Sep. 30, 2014	12,458,488
Balance at Sep. 30, 2014	$ 249,000	$ 79,837,000	$ (35,569,000)	$ 15,000	$ 44,532,000
Stock - based compensation stock options		391,000			391,000
Issuance of shares of common stock and related stock-based compensation for restricted stock units (in shares)	55,670
Issuance of shares of common stock and related stock-based compensation for restricted stock units	$ 1,000	198,000			199,000
Stock repurchase (in shares)	(46,643)
Stock repurchase	$ (1,000)	(144,000)			(145,000)
Net income			285,000		285,000
Balance (in shares) at Sep. 30, 2015	12,467,515
Balance at Sep. 30, 2015	$ 249,000	80,282,000	(35,284,000)	15,000	45,262,000
Stock - based compensation stock options		202,000			202,000
Issuance of shares of common stock and related stock-based compensation for restricted stock units (in shares)	4,334
Issuance of shares of common stock and related stock-based compensation for restricted stock units		9,000			9,000
Stock repurchase (in shares)	(33,933)
Stock repurchase	$ (1,000)	(85,000)			(86,000)
Net income			(5,559,000)		(5,559,000)
Balance (in shares) at Sep. 30, 2016	12,437,916
Balance at Sep. 30, 2016	$ 248,000	66,353,000	(40,843,000)	15,000	25,773,000
Warrants issuable as dividend to stockholders (Note 18)		$ (14,055,000)			$ (14,055,000)